Other Payables and Accruals	6 Months Ended
Jun. 30, 2023
Other Payables and Accruals [Abstract]
Other Payables and Accruals
20.
Other Payables and Accruals

	December 31,	June 30,
	2022	2023
	RMB’000	RMB’000
Construction payables	1,424	327
Accrued professional service fee	5,696	4,909
Payroll and welfare payables	14,959	9,395
Others (i)	2,306	8,041
	24,385	22,672

(i)
During the six months ended June 30, 2023, in relations to the Company's termination of its construction project in the PRC, the Company reclassified a RMB 5.0 million (USD 0.7 million) previously received government subsidy from Deferred income into Other payables and accruals.